Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000104446 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%	[1],[2]
C000104446 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1],[3]
C000104446 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[1],[3]
C000104446 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%	[1],[3]
C000104446 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%	[1],[3]
C000104446 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1],[3]
C000104446 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000104446 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
C000104446 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
C000104446 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000104446 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000104446 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000104446 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	8.90%	[1]
C000104446 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
C000104446 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	15.30%	[1]
C000104446 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000112502 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	50.90%	[4],[5]
C000112502 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[4],[6]
C000112502 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4],[6]
C000112502 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4],[6],[7]
C000112502 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[4],[6]
C000112502 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%	[4],[6]
C000112502 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[4],[6]
C000112502 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[4],[6]
C000112502 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[4],[6]
C000112502 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4],[6]
C000112502 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.90%	[4]
C000112502 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.90%	[4]
C000112502 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.50%	[4]
C000112502 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
C000112502 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.70%	[4]
C000112502 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000112502 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	6.20%	[4]
C000112502 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	5.30%	[4]
C000112502 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%	[4]
C000112502 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000112503 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%	[8],[9]
C000112503 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[8],[10]
C000112503 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8],[10],[11]
C000112503 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[8],[10]
C000112503 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%	[8],[10]
C000112503 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[8],[10]
C000112503 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[8],[10]
C000112503 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[8],[10]
C000112503 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.60%	[8]
C000112503 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.00%	[8]
C000112503 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	13.90%	[8]
C000112503 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	14.30%	[8]
C000112503 [Member] | NIGERIA
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000112503 [Member] | EGYPT
Holdings [Line Items]
Percent of Total Investments	2.60%	[8]
C000112503 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.70%	[8]
C000112503 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	6.90%	[8]
C000112503 [Member] | BAHRAIN
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000112503 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	7.50%	[8]
C000112949 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[12],[13]
C000112949 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[12],[14]
C000112949 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[12],[14]
C000112949 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12],[14],[15]
C000112949 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[12],[14]
C000112949 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[12],[14]
C000112949 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[12],[14]
C000112949 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%	[12],[14]
C000112949 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[12],[14]
C000112949 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.00%	[12]
C000112949 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.40%	[12]
C000112949 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.50%	[12]
C000112949 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.30%	[12]
C000112949 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%	[12]
C000112949 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.10%	[12]
C000112949 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.60%	[12]
C000112949 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	2.10%	[12]
C000112949 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.30%	[12]
C000112949 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.20%	[12]
C000112950 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[16],[17]
C000112950 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[16],[18]
C000112950 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16],[18]
C000112950 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16],[18]
C000112950 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	41.90%	[16],[18]
C000112950 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[16],[18]
C000112950 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[16],[18]
C000112950 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[16],[18]
C000112950 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.80%	[16]
C000112950 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	20.60%	[16]
C000112950 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.90%	[16]
C000112950 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	12.70%	[16]
C000112950 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.70%	[16]
C000112950 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	6.80%	[16]
C000112950 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%	[16]
C000112950 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.60%	[16]
C000112950 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%	[16]
C000112950 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.00%	[16]

[1]	Excludes money market funds.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[4]	Excludes money market funds.
[5]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[6]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[7]	Rounds to less than 0.1%.
[8]	Excludes money market funds.
[9]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[10]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	Rounds to less than 0.1%.
[12]	Excludes money market funds.
[13]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[14]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[15]	Rounds to less than 0.1%.
[16]	Excludes money market funds.
[17]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[18]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.